EQUITY SETTLED SHARE-BASED TRANSACTIONS - Restricted Share Units (Details) - RSUs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of units
Balance at beginning of year (in shares)	9,789,875
Granted (in shares)	31,924,995	12,665,000
Exercised (in shares)	(2,452,960)
Forfeited (in shares)	(3,723,826)	(2,875,125)
Balance at end of year (in shares)	35,538,084	9,789,875
Weighted average remaining contractual term
Granted	2 months 27 days	2 years 2 months 16 days
Forfeited	1 year 2 months 16 days	1 year 3 months
Balance at end of year	1 year 1 month 28 days	1 year 3 months
Aggregate intrinsic value
Balance at beginning of year (in dollars)	¥ 26,171
Granted (in dollars)	181,757	¥ 33,857
Exercised (in dollars)	(13,965)
Forfeited (in dollars)	(21,201)	(7,686)
Balance at end of year (in dollars)	202,328	26,171
Additional disclosures
Fair value of RSUs at the grant date	118,760	23,400
Total unrecognized compensation cost related to unvested RSUs	¥ 5,380
Recognition period	1 year 5 months 5 days
Compensation cost	¥ 140,630	¥ 9,770
Tax benefit	¥ 0